Current Taxes and Deferred Taxes - Schedule of Details of Current Tax Items by Geographical Area (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	$ (54,676)	$ 8,064
Income tax, effect on equity, net investments	(7,145)	(21,795)
Income tax, effect on equity cash flow hedge		(5)
Income tax, rate 27%	$ (61,821)	$ (13,736)
Applicable tax rate	27.00%	27.00%	27.00%
Monthly Provisional Payment	$ 44,923	$ 70,608
Tax Credit for Training Costs	800	800
Tax Credit Donations	732	264
4% event capital credit	1,460	2,920
Other taxes to be recovered	70,758	2,077
Totals	56,852	62,933
Chile [member]
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	(51,768)	12,348
Income tax, effect on equity, net investments	(7,145)	(21,795)
Income tax, effect on equity cash flow hedge		(5)
Income tax, rate 27%	$ (58,913)	$ (9,452)
Applicable tax rate	27.00%	27.00%	27.00%
Monthly Provisional Payment	$ 25,429	$ 49,340
Tax Credit for Training Costs	800	800
Tax Credit Donations	732	264
4% event capital credit	1,460	2,920
Other taxes to be recovered	48,970	(935)
Totals	$ 18,478	$ 42,937
United States [member]
Disclosure of geographical areas [line items]
Applicable tax rate	21.00%	24.10%	21.00%
Other taxes to be recovered	$ 1,713	$ 1,443
Totals	1,713	1,443
Colombia [member]
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	(2,908)	(4,284)
Income tax, rate 27%	$ (2,908)	$ (4,284)
Applicable tax rate	34.00%	36.00%	33.00%
Monthly Provisional Payment	$ 19,494	$ 21,268
Other taxes to be recovered	20,075	1,569
Totals	$ 36,661	$ 18,553